Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 2.4%
26,813		ASX Ltd.	$1,713,691	0.3
377,662		Aurizon Holdings Ltd.	903,168	0.2
89,216		BHP Group Ltd.	2,499,277	0.5
217,789		Brambles Ltd.	1,542,966	0.3
75,677		Goodman Group	1,320,882	0.3
496,728		Medibank Pvt Ltd.	1,213,654	0.2
37,386		Rio Tinto Ltd.	2,480,664	0.5
278,029		Telstra Corp., Ltd.	801,266	0.1
			12,475,568	2.4

		Canada: 4.3%
32,623		Bank of Nova Scotia	2,037,389	0.4
51,550		BCE, Inc.	2,594,348	0.5
29,942		Canadian Imperial Bank of Commerce - XTSE	3,338,869	0.6
20,811		National Bank Of Canada	1,617,212	0.3
43,577		Pembina Pipeline Corp.	1,289,452	0.3
49,087		Quebecor, Inc.	1,092,445	0.2
39,611		Royal Bank of Canada	3,916,294	0.8
136,197		TELUS Corp.	3,113,196	0.6
24,086		Waste Connections, Inc.	3,204,883	0.6
			22,204,088	4.3

		China: 0.5%
827,500		BOC Hong Kong Holdings Ltd.	2,501,373	0.5

		Denmark: 1.2%
988		AP Moller - Maersk A/S - Class B	2,974,644	0.6
28,240		Novozymes A/S	2,144,670	0.4
38,794		Tryg A/S	940,884	0.2
			6,060,198	1.2

		Finland: 0.9%
34,300		Kone Oyj	2,253,319	0.4
191,728		Nordea Bank Abp	2,270,629	0.5
			4,523,948	0.9

		France: 2.4%
11,319		Air Liquide SA	1,869,241	0.4
21,840		BNP Paribas	1,357,342	0.3
21,778		Cie de Saint-Gobain	1,381,366	0.3
5,249		Cie Generale des Etablissements Michelin SCA	774,594	0.2
10,985		Dassault Systemes SE	662,184	0.1
11,648		Legrand S.A.	1,279,585	0.2
149,678		Orange SA	1,609,145	0.3
10,818		Schneider Electric SE	1,919,905	0.4
4,337		SEB SA	642,794	0.1
43,656		Vivendi SE	555,953	0.1
			12,052,109	2.4

		Germany: 1.7%
58,046		Deutsche Post AG	3,428,271	0.7
171,617		Deutsche Telekom AG	3,022,624	0.6
46,303		RWE AG	1,783,121	0.3
10,779	(1)	Scout24 SE	715,368	0.1
			8,949,384	1.7

		Hong Kong: 1.6%
152,500		CK Hutchison Holdings Ltd.	954,683	0.2
185,500		CLP Holdings Ltd.	1,817,320	0.4
28,800		Hong Kong Exchanges and Clearing Ltd.	1,583,754	0.3
196,700		Link REIT	1,705,148	0.3
242,000		Power Assets Holdings Ltd.	1,457,973	0.3
129,000		SITC International Holdings Co. Ltd.	515,017	0.1
			8,033,895	1.6

		Ireland: 1.1%
16,174		CRH PLC	786,290	0.1
32,952		Medtronic PLC	3,515,978	0.7
25,485		Smurfit Kappa PLC	1,306,231	0.3
			5,608,499	1.1

		Italy: 1.6%
4,764		DiaSorin SpA	1,016,659	0.2
64,735		ENI S.p.A.	853,061	0.2
89,585		FinecoBank Banca Fineco SpA	1,568,983	0.3
898,222		Intesa Sanpaolo SpA	2,150,792	0.4
81,013	(1)	Poste Italiane SpA	1,018,799	0.2
222,752		Terna - Rete Elettrica Nazionale	1,656,459	0.3
			8,264,753	1.6

		Japan: 7.5%
39,100		Dai Nippon Printing Co., Ltd.	917,683	0.2
716,400		ENEOS Holdings, Inc.	2,659,472	0.5
9,700		Hoya Corp.	1,535,379	0.3
25,100		Idemitsu Kosan Co., Ltd.	645,664	0.1
58,900		Japan Tobacco, Inc.	1,173,104	0.2
20,500		Lawson, Inc.	1,005,109	0.2
13,300		McDonald's Holdings Co. Japan Ltd.	593,572	0.1
230,700		Mitsubishi UFJ Financial Group, Inc.	1,218,415	0.2
5,800		Nintendo Co., Ltd.	2,557,904	0.5
73,700		Nippon Telegraph & Telephone Corp.	2,027,920	0.4
13,200		Nissan Chemical Corp.	759,190	0.2
10,000		Nitto Denko Corp.	693,290	0.1
72,000		Osaka Gas Co., Ltd.	1,156,615	0.2
11,600		Otsuka Holdings Co. Ltd.	420,148	0.1
7,200		Rohm Co., Ltd.	668,622	0.1
30,500		Secom Co., Ltd.	2,064,611	0.4
97,200		Sekisui House Ltd.	1,889,065	0.4
2,600		SMC Corp.	1,659,948	0.3
266,300		SoftBank Corp.	3,665,507	0.7
14,700		Sohgo Security Services Co., Ltd.	626,611	0.1
96,300		Sumitomo Chemical Co., Ltd.	441,733	0.1
81,100		Sumitomo Mitsui Financial Group, Inc.	2,638,582	0.5

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
78,000	Sumitomo Mitsui Trust Holdings, Inc.	$2,436,369	0.5
13,700	Tokio Marine Holdings, Inc.	688,004	0.1
48,600	Tokyo Gas Co., Ltd.	831,437	0.2
40,400	Trend Micro, Inc.	2,329,593	0.5
8,200	Tsuruha Holdings, Inc.	927,684	0.2
162,300	Yamada Holdings Co. Ltd.	567,132	0.1
		38,798,363	7.5

	Netherlands: 1.3%
3,118	ASM International NV	1,401,511	0.3
63,558	Koninklijke Ahold Delhaize NV	2,138,703	0.4
11,312	Koninklijke Philips NV	398,637	0.1
26,027	Wolters Kluwer NV	2,927,006	0.5
		6,865,857	1.3

	New Zealand: 0.1%
184,792	Spark New Zealand Ltd.	577,951	0.1

	Norway: 0.1%
14,022	Yara International ASA	688,344	0.1

	Sweden: 0.2%
162,820	Swedish Match AB	1,187,911	0.2

	Switzerland: 2.1%
47,625	ABB Ltd.	1,647,006	0.3
2,872	Geberit AG - Reg	2,192,805	0.5
30,022	Holcim Ltd.	1,446,276	0.3
1,643	Roche Holding AG	641,444	0.1
2,953	Sonova Holding AG - Reg	1,109,792	0.2
275	Straumann Holding AG	584,636	0.1
7,450	Zurich Insurance Group AG	3,062,768	0.6
		10,684,727	2.1

	United Kingdom: 4.0%
100,023	3i Group PLC	1,835,212	0.4
77,857	British American Tobacco PLC	2,605,652	0.5
257,133	Direct Line Insurance Group PLC	921,449	0.2
165,961	GlaxoSmithKline PLC	3,369,515	0.7
29,770	Hikma Pharmaceuticals PLC	875,045	0.2
84,072	Imperial Brands PLC	1,718,152	0.3
182,865	J Sainsbury Plc	671,817	0.1
16,314	Janus Henderson Group PLC	697,097	0.1
14,635	Persimmon PLC	531,845	0.1
194,572	Sage Group PLC/The	1,996,766	0.4
58,236	Segro PLC	1,088,380	0.2
190,295	Standard Chartered PLC	1,047,213	0.2
66,198	United Utilities Group PLC	950,792	0.2
1,495,326	Vodafone Group PLC	2,167,945	0.4
		20,476,880	4.0

	United States: 64.0%
55,358	AbbVie, Inc.	6,381,670	1.2
8,785	Accenture PLC	3,139,759	0.6
28,049	Aflac, Inc.	1,518,573	0.3
20,367	Agilent Technologies, Inc.	3,073,380	0.6
112,674	AGNC Investment Corp.	1,722,785	0.3
10,996	Allegion Public Ltd.	1,359,545	0.3
22,490	Allstate Corp.	2,445,113	0.5
86,826	Altria Group, Inc.	3,702,261	0.7
35,831	Amdocs Ltd.	2,501,720	0.5
20,679	American Water Works Co., Inc.	3,485,859	0.7
6,156	Ameriprise Financial, Inc.	1,782,778	0.3
5,714	Ametek, Inc.	779,961	0.2
16,578	Amgen, Inc.	3,297,033	0.6
47,834	Antero Midstream Corp.	464,468	0.1
3,644	Anthem, Inc.	1,480,302	0.3
8,108	AO Smith Corp.	640,937	0.1
13,022	Aptargroup, Inc.	1,557,301	0.3
22,700	Avnet, Inc.	823,329	0.2
8,865	Bank of Hawaii Corp.	707,250	0.1
44,095	Bank OZK	1,971,487	0.4
12,091	Becton Dickinson & Co.	2,867,260	0.6
5,413	Blackrock, Inc.	4,896,654	1.0
35,457	Blackstone, Inc.	5,015,393	1.0
35,199	Booz Allen Hamilton Holding Corp.	2,954,604	0.6
77,593	Bristol-Myers Squibb Co.	4,161,313	0.8
22,204	Brixmor Property Group, Inc.	504,919	0.1
10,577	Chevron Corp.	1,193,826	0.2
10,275	Church & Dwight Co., Inc.	918,379	0.2
3,262	Cigna Corp.	625,978	0.1
126,869	Cisco Systems, Inc.	6,957,496	1.4
24,972	Citigroup, Inc.	1,590,716	0.3
9,541	Coca-Cola Co.	500,425	0.1
47,346	Colgate-Palmolive Co.	3,551,897	0.7
9,174	Comcast Corp. – Class A	458,517	0.1
26,982	Commerce Bancshares, Inc.	1,883,344	0.4
32,925	ConocoPhillips	2,309,030	0.4
49,405	Corporate Office Properties Trust SBI MD	1,267,732	0.2
17,412	CVS Health Corp.	1,550,713	0.3
2,526	Deere & Co.	872,834	0.2
5,592	Dolby Laboratories, Inc.	466,429	0.1
11,788	Dollar General Corp.	2,608,684	0.5
23,303	DT Midstream, Inc.	1,068,909	0.2
14,813	DTE Energy Co.	1,604,840	0.3
17,312	Duke Energy Corp.	1,679,437	0.3
19,004	Duke Realty Corp.	1,108,503	0.2
21,212	Electronic Arts, Inc.	2,634,955	0.5
20,417	Emerson Electric Co.	1,793,429	0.3
25,501	Entergy Corp.	2,558,770	0.5
271,090	Equitrans Midstream Corp.	2,607,886	0.5
6,619	Everest Re Group Ltd.	1,696,979	0.3
48,815	Evergy, Inc.	3,089,989	0.6
13,999	Exelon Corp.	738,167	0.1
17,722	Extra Space Storage, Inc.	3,544,400	0.7
14,040	Exxon Mobil Corp.	840,154	0.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,078	FedEx Corp.	$1,400,189	0.3
26,083	First American Financial Corp.	1,934,837	0.4
21,205	First Industrial Realty Trust, Inc.	1,280,994	0.2
95,450	Flowers Foods, Inc.	2,464,519	0.5
11,596	FMC Corp.	1,161,803	0.2
39,303	Gaming and Leisure Properties, Inc.	1,773,351	0.3
11,851	Garmin Ltd.	1,582,583	0.3
57,331	General Mills, Inc.	3,541,336	0.7
37,133	Genpact Ltd.	1,792,410	0.3
74,184	Gentex Corp.	2,554,155	0.5
63,977	Gilead Sciences, Inc.	4,409,935	0.9
13,644	Hanover Insurance Group, Inc.	1,661,157	0.3
16,445	Hershey Co.	2,918,823	0.6
1,505	Humana, Inc.	631,664	0.1
49,181	International Paper Co.	2,238,719	0.4
5,069	Intuit, Inc.	3,306,509	0.6
26,819	Iron Mountain, Inc.	1,218,655	0.2
56,407	Johnson & Johnson	8,795,544	1.7
34,442	Johnson Controls International plc	2,574,884	0.5
49,842	Keurig Dr Pepper, Inc.	1,694,130	0.3
113,718	Kinder Morgan, Inc.	1,758,080	0.3
53,169	Knight-Swift Transportation Holdings, Inc.	3,043,925	0.6
14,607	Kroger Co.	606,629	0.1
40,253	Lazard Ltd.	1,715,583	0.3
12,532	Leidos Holdings, Inc.	1,101,688	0.2
13,729	Life Storage, Inc.	1,814,150	0.4
29,172	Loews Corp.	1,559,535	0.3
5,118	LPL Financial Holdings, Inc.	806,648	0.2
20,808	Manpowergroup, Inc.	1,865,021	0.4
21,268	Marathon Petroleum Corp.	1,294,158	0.3
4,413	MarketAxess Holdings, Inc.	1,556,421	0.3
14,485	McKesson Corp.	3,139,769	0.6
47,953	MDU Resources Group, Inc.	1,305,760	0.3
77,062	Merck & Co., Inc.	5,772,714	1.1
11,350	Microsoft Corp.	3,752,196	0.7
25,524	Mondelez International, Inc.	1,504,385	0.3
19,076	Morgan Stanley	1,808,786	0.4
9,035	MSC Industrial Direct Co.	711,054	0.1
4,621	MSCI, Inc. - Class A	2,908,688	0.6
16,495	Nasdaq, Inc.	3,352,279	0.7
20,588	National Fuel Gas Co.	1,190,192	0.2
11,473	National Retail Properties, Inc.	505,959	0.1
22,383	National Storage Affiliates Trust	1,373,869	0.3
2,839	NewMarket Corp.	940,561	0.2
79,599	NiSource, Inc.	1,950,971	0.4
120,628	Old Republic International Corp.	2,890,247	0.6
45,122	Omega Healthcare Investors, Inc.	1,260,709	0.2
19,935	Packaging Corp. of America	2,603,312	0.5
29,962	PepsiCo, Inc.	4,787,328	0.9
169,062	Pfizer, Inc.	9,083,701	1.8
53,514	Philip Morris International, Inc.	4,598,993	0.9
26,504	Phillips 66	1,833,282	0.4
40,209	Procter & Gamble Co.	5,813,417	1.1
40,907	Progressive Corp.	3,801,897	0.7
3,999	ProLogis, Inc.	602,849	0.1
28,052	Prosperity Bancshares, Inc.	1,999,547	0.4
30,804	Public Service Enterprise Group, Inc.	1,924,942	0.4
16,828	Qualcomm, Inc.	3,038,464	0.6
36,466	Regions Financial Corp.	829,602	0.2
8,500	RLI Corp.	873,630	0.2
6,761	Rockwell Automation, Inc.	2,273,048	0.4
6,829	Roper Technologies, Inc.	3,169,680	0.6
11,823	Ryder System, Inc.	982,255	0.2
6,483	S&P Global, Inc.	2,954,498	0.6
5,128	SBA Communications Corp.	1,763,006	0.3
12,753	Sempra Energy	1,528,702	0.3
47,496	Service Corp. International	3,142,335	0.6
10,098	Starbucks Corp.	1,107,145	0.2
10,136	Sun Communities, Inc.	1,911,447	0.4
91,714	Switch, Inc.	2,508,378	0.5
27,214	Synchrony Financial	1,218,915	0.2
9,118	TD SYNNEX Corp.	943,348	0.2
21,137	Synovus Financial Corp.	957,295	0.2
17,683	T. Rowe Price Group, Inc.	3,535,716	0.7
21,994	Target Corp.	5,363,017	1.0
27,787	Texas Instruments, Inc.	5,345,385	1.0
5,517	Thermo Fisher Scientific, Inc.	3,491,323	0.7
33,193	Tradeweb Markets, Inc.	3,186,528	0.6
19,947	UGI Corp.	822,814	0.2
12,159	UMB Financial Corp.	1,222,952	0.2
9,588	United Parcel Service, Inc. - Class B	1,901,972	0.4
2,819	UnitedHealth Group, Inc.	1,252,256	0.2
57,973	US Bancorp	3,208,226	0.6
22,700	Valero Energy Corp.	1,519,538	0.3
3,862	Verisk Analytics, Inc.	868,448	0.2
121,387	Verizon Communications, Inc.	6,102,124	1.2
5,649	Visa, Inc. - Class A	1,094,607	0.2
29,006	Washington Federal, Inc.	942,405	0.2
38,256	Wells Fargo & Co.	1,827,872	0.4
136,821	Williams Cos., Inc.	3,665,435	0.7
11,718	Zoetis, Inc.	2,601,865	0.5
		329,587,745	64.0

	Total Common Stock
	(Cost $445,344,217)	499,541,593	97.0

EXCHANGE-TRADED FUNDS: 0.8%
25,654	iShares MSCI EAFE Value Index ETF	1,255,250	0.3

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
16,603	iShares Russell 1000 Value ETF	$2,634,398	0.5

	Total Exchange-Traded Funds
	(Cost $4,058,098)	3,889,648	0.8

	Total Long-Term Investments
	(Cost $449,402,315)	503,431,241	97.8

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
4,378,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $4,378,000)	4,378,000	0.8

	Total Short-Term Investments
	(Cost $4,378,000)	4,378,000	0.8

	Total Investments in Securities (Cost $453,780,315)	$507,809,241	98.6
	Assets in Excess of Other Liabilities	7,387,673	1.4
	Net Assets	$515,196,914	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2021.

Sector Diversification	Percentage of Net Assets
Financials	22.1%
Health Care	14.8
Industrials	11.8
Consumer Staples	9.3
Information Technology	8.3
Communication Services	6.5
Utilities	5.8
Real Estate	5.0
Energy	4.7
Materials	4.6
Consumer Discretionary	4.1
Exchange-Traded Funds	0.8
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$12,475,568	$–	$12,475,568
Canada	22,204,088	–	–	22,204,088
China	–	2,501,373	–	2,501,373
Denmark	–	6,060,198	–	6,060,198
Finland	–	4,523,948	–	4,523,948
France	–	12,052,109	–	12,052,109
Germany	–	8,949,384	–	8,949,384
Hong Kong	–	8,033,895	–	8,033,895
Ireland	3,515,978	2,092,521	–	5,608,499
Italy	–	8,264,753	–	8,264,753
Japan	–	38,798,363	–	38,798,363
Netherlands	–	6,865,857	–	6,865,857
New Zealand	–	577,951	–	577,951
Norway	–	688,344	–	688,344
Sweden	–	1,187,911	–	1,187,911
Switzerland	–	10,684,727	–	10,684,727
United Kingdom	697,097	19,779,783	–	20,476,880
United States	329,587,745	–	–	329,587,745
Total Common Stock	356,004,908	143,536,685	–	499,541,593
Exchange-Traded Funds	3,889,648	–	–	3,889,648
Short-Term Investments	4,378,000	–	–	4,378,000
Total Investments, at fair value	$364,272,556	$143,536,685	$–	$507,809,241
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,050,195	–	2,050,195
Total Assets	$364,272,556	$145,586,880	$–	$509,859,436
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(129,065)	$–	$(129,065)
Written Options	–	(692,507)	–	(692,507)
Total Liabilities	$–	$(821,572)	$–	$(821,572)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,400,000	USD 1,020,640	Barclays Bank PLC	12/20/21	$(22,343)
USD 402,394	GBP 300,000	Brown Brothers Harriman & Co.	12/20/21	3,207
USD 919,428	EUR 800,000	Brown Brothers Harriman & Co.	12/20/21	11,360
GBP 300,000	USD 408,441	Brown Brothers Harriman & Co.	12/20/21	(9,253)
USD 420,750	JPY 47,900,000	Brown Brothers Harriman & Co.	12/20/21	(3,203)
USD 436,223	CHF 400,000	Brown Brothers Harriman & Co.	12/20/21	126
USD 400,199	CAD 500,000	Brown Brothers Harriman & Co.	12/20/21	8,680
EUR 1,200,000	USD 1,397,271	Citibank N.A.	12/20/21	(35,169)
USD 7,294,620	AUD 10,000,000	Citibank N.A.	12/20/21	163,925
CAD 300,000	USD 238,463	Morgan Stanley & Co. International PLC	12/20/21	(3,552)
USD 1,625,342	CHF 1,500,000	Morgan Stanley & Co. International PLC	12/20/21	(10,023)
USD 21,216,625	JPY 2,326,000,000	Morgan Stanley & Co. International PLC	12/20/21	629,664
USD 10,340,489	GBP 7,500,000	State Street Bank and Trust Co.	12/20/21	360,792
USD 22,255,975	EUR 18,900,000	State Street Bank and Trust Co.	12/20/21	$802,875
USD 9,779,231	CAD 12,400,000	State Street Bank and Trust Co.	12/20/21	69,566
USD 3,568,623	CHF 3,300,000	State Street Bank and Trust Co.	12/20/21	(29,178)
JPY 93,900,000	USD 847,434	The Bank of New York Mellon	12/20/21	(16,344)
				$1,921,130

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

At November 30, 2021, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	BNP Paribas Bank	Call	12/03/21	USD	72 .000	597,559	USD	42,002,422	$381,243	$(5,355)
EURO STOXX 50	Barclays Bank PLC	Call	01/07/22	EUR	4,400 .030	4,568	EUR	18,560,058	336,967	(35,108)
Financial Select Sector SPDR Fund	UBS AG	Call	12/17/21	USD	40 .420	1,619,190	USD	61,464,452	1,302,476	(184,979)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	01/07/22	GBP	7,295 .810	4,402	GBP	31,075,699	555,703	(346,181)
Health Care Select Sector SPDR Fund	Morgan Stanley & Co. International PLC	Call	12/17/21	USD	134 .190	152,792	USD	19,821,706	309,572	(43,137)
Industrial Select Sector SPDR Fund	Royal Bank of Canada	Call	12/03/21	USD	105 .850	447,519	USD	45,096,490	698,801	(25)
Nikkei 225	BNP Paribas Bank	Call	01/07/22	JPY	30,043 .330	90,126	JPY	2,507,463,942	438,601	(77,722)
									$4,023,363	$(692,507)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Cost for federal income tax purposes was $446,563,736.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$80,106,938
Gross Unrealized Depreciation	(17,327,989)
Net Unrealized Appreciation	$62,778,949